Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Modifications
Post-Modification Outstanding Recorded Investment	$ 34,700	$ 45,300
Troubled Debt Restructurings with Below Market Rate [Member]
Modifications
Number of Contracts	2	4
Pre-Modification Outstanding Recorded Investment	902	5,853
Post-Modification Outstanding Recorded Investment	890	5,954
Troubled Debt Restructurings with Below Market Rate [Member] | Commercial and Industrial [Member]
Modifications
Number of Contracts	2	0
Pre-Modification Outstanding Recorded Investment	902	0
Post-Modification Outstanding Recorded Investment	890	0
Troubled Debt Restructurings with Below Market Rate [Member] | Installment [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings with Below Market Rate [Member] | 1-4 family residential construction [Member] | Construction [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings with Below Market Rate [Member] | Commercial construction [Member] | Construction [Member]
Modifications
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		572
Post-Modification Outstanding Recorded Investment		562
Troubled Debt Restructurings with Below Market Rate [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings with Below Market Rate [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Modifications
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		4,965
Post-Modification Outstanding Recorded Investment		5,076
Troubled Debt Restructurings with Below Market Rate [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Modifications
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		316
Post-Modification Outstanding Recorded Investment		316
Troubled Debt Restructurings with Below Market Rate [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member]
Modifications
Number of Contracts	2	13
Pre-Modification Outstanding Recorded Investment	5,518	5,197
Post-Modification Outstanding Recorded Investment	5,416	5,020
Troubled Debt Restructurings as Structure [Member] | Commercial and Industrial [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member] | Installment [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member] | 1-4 family residential construction [Member] | Construction [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member] | Commercial construction [Member] | Construction [Member]
Modifications
Number of Contracts		5
Pre-Modification Outstanding Recorded Investment		1,329
Post-Modification Outstanding Recorded Investment		1,354
Troubled Debt Restructurings as Structure [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Modifications
Number of Contracts	1	4
Pre-Modification Outstanding Recorded Investment	5,300	2,419
Post-Modification Outstanding Recorded Investment	5,198	2,249
Troubled Debt Restructurings as Structure [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Modifications
Number of Contracts	1	4
Pre-Modification Outstanding Recorded Investment	218	1,449
Post-Modification Outstanding Recorded Investment	218	1,417
Troubled Debt Restructurings as Structure [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		$ 0